Net commissions and fee income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Line Items]
Commissions for administration	€ 173	€ 145	€ 340	€ 294
Commissions for assets under management	1,235	1,102	2,497	2,211
Commissions for other securities	165	162	284	286
Underwriting and advisory fees	567	449	1,028	915
Brokerage fees	377	369	843	813
Commissions for local payments	401	362	778	720
Commissions for foreign commercial business	133	127	258	259
Commissions for foreign currency/exchange business	1	1	3	3
Commissions for loan processing and guarantees	289	342	605	690
Intermediary fees	124	111	245	219
Fees for sundry other customer services	327	322	631	668
Total commission and fee income	3,793	3,492	7,513	7,077
Fee and commission expense	(932)	(818)	(1,848)	(1,651)
Net commission and fee income	2,861	2,674	5,665	5,426
Private Bank
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Line Items]
Commissions for administration	74	69	148	138
Commissions for assets under management	142	110	269	224
Commissions for other securities	8	10	16	21
Underwriting and advisory fees	1	1	4	3
Brokerage fees	283	266	639	621
Commissions for local payments	210	216	417	428
Commissions for foreign commercial business	5	5	10	10
Commissions for foreign currency/exchange business	1	1	3	2
Commissions for loan processing and guarantees	32	69	67	137
Intermediary fees	109	102	212	196
Fees for sundry other customer services	16	19	31	41
Total commission and fee income	880	869	1,815	1,821
Net commission and fee income	799	739	1,651	1,571
Asset Management
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Line Items]
Commissions for administration	5	4	9	8
Commissions for assets under management	1,086	986	2,215	1,975
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	0	0	0	0
Brokerage fees	6	13	11	19
Commissions for local payments	0	0	0	0
Commissions for foreign commercial business	0	0	0	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	0	0	0	0
Intermediary fees	0	0	0	0
Fees for sundry other customer services	26	23	52	50
Total commission and fee income	1,123	1,026	2,287	2,052
Corporate Bank
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Line Items]
Commissions for administration	61	60	123	116
Commissions for assets under management	7	6	14	12
Commissions for other securities	157	143	268	250
Underwriting and advisory fees	12	9	24	22
Brokerage fees	6	6	13	12
Commissions for local payments	191	146	359	292
Commissions for foreign commercial business	138	129	261	256
Commissions for foreign currency/exchange business	0	0	0	1
Commissions for loan processing and guarantees	138	178	326	351
Intermediary fees	12	7	25	15
Fees for sundry other customer services	177	243	378	493
Total commission and fee income	900	925	1,790	1,820
Net commission and fee income	723	696	1,386	1,353
Investment Bank
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Line Items]
Commissions for administration	27	13	50	33
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	8	0	14
Underwriting and advisory fees	551	433	981	879
Brokerage fees	83	84	181	160
Commissions for local payments	0	0	3	0
Commissions for foreign commercial business	7	3	15	13
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	119	94	212	200
Intermediary fees	1	1	1	1
Fees for sundry other customer services	108	37	170	82
Total commission and fee income	896	672	1,612	1,382
Corporate & Other
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Line Items]
Commissions for administration	6	0	10	(1)
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	2	6	19	11
Brokerage fees	(1)	0	0	1
Commissions for local payments	0	1	(1)	1
Commissions for foreign commercial business	(17)	(10)	(28)	(21)
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	0	2	1	2
Intermediary fees	2	2	8	7
Fees for sundry other customer services	0	0	0	2
Total commission and fee income	€ (6)	€ 1	€ 8	€ 2